Debt - Summary Of Debt (Detail) - USD ($) $ in Thousands	Jun. 27, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Less unamortized debt issuance costs	$ (14,729)	$ (16,684)
Total	675,402	674,986
Less current portion of long-term debt	(5,528)	(5,528)
Long Term Debt Including Related Parties Noncurrent	669,874	669,458
First Lien Note [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	540,587	541,969
Second Lien Note [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	145,000	145,000
Other Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 4,544	$ 4,701